Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000030126
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Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

RMB Mendon Financial Long/Short Fund

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The RMB Mendon Financial Long/Short Fund (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2015, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The ratios of Annual Fund Operating Expenses in this table do not match those found in the “Financial Highlights” section of this prospectus (the “Expense Ratios”) because the Expense Ratios reflect the current operating expenses of the Fund and do not include ratios of acquired fund fees and expenses, which are expenses incurred indirectly by the Fund as a result of its investment in other mutual funds.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example gives effect to the contractual expense reimbursement for one year only. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Class I shares of this Fund are not subject to sales load or other fee upon redemption. This means that your cost for each period would be the same whether or not you sell your Class I shares at the end of a period.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its net assets (including borrowing, if any) in the common stocks of U.S. companies of any market capitalization that are in the financial services sector. The Fund may invest in companies in the financial services sector of any size and the portion invested in small, medium or large companies is expected to vary over time based on the subadviser’s view as to how to achieve the Fund’s objective.

Because the Fund is non-diversified, the Fund may also have larger positions in smaller capitalization companies due to market conditions. Investing in smaller capitalization companies may allow the Fund to capitalize on merger and acquisition activity involving regional banking and savings institutions. The Fund considers all of the following as part of the financial services sector:

•	Regional and money center banks

•	Insurance companies

•	Home, auto and other specialty finance companies

•	Securities brokerage firms and electronic trading networks

•	Investment management and advisory firms

•	Publicly traded, government-sponsored financial intermediaries, such as Fannie Mae or Freddie Mac

•	Thrift and savings banks

•	Financial conglomerates

•	Electronic transaction processors for financial services companies

•	Real Estate Investment Trusts

•	Depository institutions

•	Any company that derives at least 50% of its revenues from doing business with financial services companies, such as financial software companies

The Fund is non-diversified and may invest a larger portion of its assets in the securities of a single company than diversified mutual funds. Notwithstanding its non-diversified status, the Fund intends to diversify its assets to the extent necessary to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended.

The Fund may use futures and options on securities, indices and other derivatives (a type of instrument whose value is determined by reference to the value or the change in value of one or more securities, indices or other financial instruments) to hedge against market changes or as a substitute for securities transactions. It may also use derivatives in attempts to profit from anticipated market and security movements. The Fund expects that its primary investments in derivatives will be in written covered call options but may invest in covered put options.

The Fund may take “short” positions ( i.e. , sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured and monitored daily by management. Selling short may serve to hedge the Fund’s long portfolio in periods of market decline and to use negative information about companies gained from the subadviser’s research to the Fund’s advantage. A strategy involving selling a particular security short is separate and distinct from a strategy of buying and then selling the underlying security itself.

Under normal conditions, the Fund intends to remain fully invested with only minimal investments in cash, or short-term debt instruments or money market funds. In extraordinary circumstances, the Fund may invest extensively in cash or short-term investment-grade debt securities and/or invest in other investment companies, including money market funds and exchange-traded funds. In such circumstances, the Fund would be assuming a temporary defensive position and would not be pursuing its primary goal.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its net assets (including borrowing, if any) in the common stocks of U.S. companies of any market capitalization that are in the financial services sector.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are the performance of the stock market, especially the stocks of financial services companies, and to a lesser degree, the level of interest rates. Because the Fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a mutual fund that invests across several sectors.

Any of the following situations could cause the Fund to lose money or underperform in comparison with its peer group:

•

Market Risk  — This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the Fund emphasizes fell out of favor with the market. Companies in the Fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

•

Common Stock Risk  — The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•

Management Risk  — The Fund is subject to management risk because it is an actively managed investment portfolio. The subadviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The Fund’s management strategy or securities selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds.

•

Derivative Instruments Risk  — Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large profit or loss. The Fund may lose more than its initial investment. If the Fund has a derivative investment that begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available.

•	Covered Call Options Risk — Investments in covered call options involve certain risks. These risks include limited gains and lack of liquidity of the underlying stock.

•	Covered Put Options Risk — Investments in covered put options involve certain risks. These risks include the risk of loss if fair value of the underlying securities declines and limited gains.

•

Financial Services Sector Risk  — The financial services sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital and price competition. Changing interest rates could reduce the profitability of certain types of companies in the financial services sector. For example, rising interest rates increase the cost of financing to, and may reduce the profitability of, certain financial services companies. The financial services sector may be subject to a greater risk of rising interest rates due to the current period of historically low rates. In addition, the financial services sector was materially and adversely affected by the recent recession, credit crisis and, more recently, the global debt crisis, the effects which are still being felt. A significant number of assets have been written down and additions to reserves have been at unprecedented levels. Regulation in response to the financial crisis, such as the Dodd-Frank Act, may materially and adversely affect companies in which the Fund invests. Particularly, regulation of banks may limit both the amounts and types of loans they can make, the interest rates and fees they can charge and the amount of capital they must maintain. The valuation of financial services companies, including banks, continues to be in flux as markets remain volatile. An adverse event could disproportionally affect the financial services sector, particularly national and regional bank holdings. The continuing consolidation of financial services companies, including banks, may have adverse effects on individual holdings in the Fund or the sector. Financial services companies could fall further out of favor, causing the Fund to underperform other mutual funds that focus on other types of stocks. No assurance can be made that future financial crises will not severely impact financial services companies.

•

Micro Capitalization Companies Risk  — Micro cap stocks have a market capitalization of less than $300 million. Micro cap companies may be less financially secure than large, mid or small capitalization companies. Micro cap companies may be in the early stage of development or newly formed with limited markets or product lines. There may also be less public information about micro-cap companies. In addition, micro-cap companies that rely on smaller management teams may be vulnerable to key personnel losses. Micro cap stock prices also may be more volatile than large, mid or small cap stocks, may have lower trading volume and lower degree of liquidity which makes these securities difficult to value and to sell. The securities of micro-cap companies may not be traded daily. As a result, some of the Fund’s holdings may be considered or become illiquid.

•

Small- and Mid-Capitalization Companies Risk  — Historically, stock of small and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Among the reasons for the greater price volatility is the lower degree of liquidity in the markets for such stocks, which may make these securities difficult to value and to sell. As a result, some of the Fund’s small cap holdings may be considered or become illiquid. Such companies also may have limited product lines and financial resources and may depend upon a limited or less experienced management group.

•

Large-Cap Company Risk  — Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•

Non-Diversification Risk  — Matters affecting the stock price of a single company in which the Fund invests may have a greater impact on the Fund’s share price than in a diversified mutual fund. Such non-diversification will increase the volatility of the value of the Fund’s portfolio investments.

•

Short Sale Risk  — Selling short may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund. In addition, selling short magnifies the potential for loss to the Fund and its shareholders. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited.

•

Portfolio Turnover Risk  — The portfolio turnover rate measures the frequency with which the Fund sells and replaces its securities within a given period. The Fund anticipates that it will experience a high portfolio turnover rate. High turnover can increase the Fund’s transaction costs, thereby lowering its returns. It also may increase your tax liability.

•

Cybersecurity Risk  — Investment companies, including the RMB Mendon Financial Long/Short Fund, must rely in part on digital and network technologies (collectively, “cyber networks”) to conduct their businesses. Such cyber networks might in some circumstances be at risk of cyber attacks that could potentially seek unauthorized access to digital systems for purposes such as misappropriating sensitive information, corrupting data, or causing operational disruption. Cyber attacks might potentially be carried out by persons using techniques that could range from efforts to electronically circumvent network security or overwhelm websites to intelligence gathering and social engineering functions aimed at obtaining information necessary to gain access. Cyber incidents could potentially occur, and might in some circumstances result in unauthorized access to sensitive information about the RMB Mendon Financial Long/Short Fund or its investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Any of the following situations could cause the Fund to lose money or underperform in comparison with its peer group:
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Matters affecting the stock price of a single company in which the Fund invests may have a greater impact on the Fund’s share price than in a diversified mutual fund. Such non-diversification will increase the volatility of the value of the Fund’s portfolio investments.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart and table provide some indication of the risks of investing in the Fund. Class I shares of the RMB Mendon Financial Long/Short Fund commenced investment operations on August 20, 2015. Accordingly, although Class A shares are not offered in this prospectus, the returns for Class A shares are provided. The Class I shares offered in this prospectus are expected to have substantially similar annual returns since the Class I shares are invested in the same portfolio of securities. Annual returns for the Class I shares will differ from annual returns for the Class A shares, however, because the Class I shares have different expenses than the Class A shares. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the Fund’s Class A shares for each full calendar year since inception. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The Class I shares are not subject to any sales charges.

The table presents the Fund’s average annual returns over 1-, 5- and 10-year periods for Class A shares compared to the KBW Bank Index, which represents a broad measure of market performance, and the Morningstar Long/Short Category average, which represents the performance of the Fund’s peer group. The Funds included in the Morningstar Long/Short Category are determined by Morningstar, Inc. The Fund’s performance figures assume that all distributions were reinvested in the Fund. The performance calculations reflect the deduction of the Class A shares’ maximum sales charges and annual operating expenses. Updated performance information may be obtained on the Fund’s website at www.rmbfunds.com or by calling 1-800-462-2392.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-462-2392
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rmbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Return for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 20.67% in the 2 nd Quarter of 2009 Worst Quarter: (20.09)% in the 3 rd Quarter of 2010
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus

Accordingly, although Class A shares are not offered in this prospectus, the returns for Class A shares are provided. The Class I shares offered in this prospectus are expected to have substantially similar annual returns since the Class I shares are invested in the same portfolio of securities.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the following periods ended 12/31/2015)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares; after-tax returns for Class I shares will vary.
| | The KBW Bank Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.50%
5 Years	rr_AverageAnnualReturnYear05	6.96%
10 Years	rr_AverageAnnualReturnYear10	(3.45%)
| | Morningstar Long/Short Category (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.11%)
5 Years	rr_AverageAnnualReturnYear05	(1.04%)
10 Years	rr_AverageAnnualReturnYear10	3.10%
| | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum redemption fee (as a % of redemption proceeds)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.90%	[1]
Total other expenses	rr_OtherExpensesOverAssets	0.90%	[2]
Short sale dividend and interest expenses	rr_Component1OtherExpensesOverAssets	0.39%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[4]
Remainder other expenses	rr_Component2OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 183
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	554
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	949
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,057
| | Class A
Risk/Return:	rr_RiskReturnAbstract
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges.
Annual Return 2006	rr_AnnualReturn2006	16.74%
Annual Return 2007	rr_AnnualReturn2007	(1.04%)
Annual Return 2008	rr_AnnualReturn2008	(6.99%)
Annual Return 2009	rr_AnnualReturn2009	31.00%
Annual Return 2010	rr_AnnualReturn2010	2.41%
Annual Return 2011	rr_AnnualReturn2011	(15.26%)
Annual Return 2012	rr_AnnualReturn2012	25.16%
Annual Return 2013	rr_AnnualReturn2013	23.52%
Annual Return 2014	rr_AnnualReturn2014	12.08%
Annual Return 2015	rr_AnnualReturn2015	15.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.09%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance calculations reflect the deduction of the Class A shares’ maximum sales charges and annual operating expenses.
1 Year	rr_AverageAnnualReturnYear01	9.32%
5 Years	rr_AverageAnnualReturnYear05	9.96%
10 Years	rr_AverageAnnualReturnYear10	8.77%
| | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.73%
5 Years	rr_AverageAnnualReturnYear05	8.83%
10 Years	rr_AverageAnnualReturnYear10	7.37%
| | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.77%	[5]
5 Years	rr_AverageAnnualReturnYear05	7.48%	[5]
10 Years	rr_AverageAnnualReturnYear10	6.58%	[5]

[1]	The Fund pays a management fee consisting of a basic annual fee of 0.90% of the Fund's average daily net assets and a performance adjustment based on a rolling 36-month period, resulting in a minimum fee of 0.80% and a maximum fee of 1.00%. For more information, see "Management Fees."
[2]	RMB Capital Management, LLC (the "Adviser" or "RMB") has agreed to reimburse certain expenses to the extent required to reduce "Other expenses" to 0.65% of the average daily net assets attributable to Class I shares. In accordance with the expense limitation agreement, the Adviser will not reimburse the Fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends and interest expenses, extraordinary expenses not incurred in the ordinary course of the Fund's business (i.e., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of RMB Investors Trust (the "Trust"). Pursuant to the expense limitation agreement any waivers and reimbursements made by the Adviser to the Fund are subject to recoupment by the Adviser within three years provided the Fund is able to effect repayment and remain in compliance with the expense limitation in effect at the time the fees were waived or reimbursed. The expense limitation will terminate on April 30, 2017, unless it is renewed by all parties to the expense limitation agreement, the investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the Fund. The expense limitation agreement may only be terminated during its term with approval of the Board of Trustees.
[3]	Short sale dividends and interest expenses on securities sold short are treated as an expense and increase the Fund's expense ratio, although no cash is received or paid by the Fund. Short sale dividend expenses and interest expenses will vary and may be either greater than or less than the amount disclosed.
[4]	The ratios of Annual Fund Operating Expenses in this table do not match those found in the "Financial Highlights" section of this prospectus (the "Expense Ratios") because the Expense Ratios reflect the current operating expenses of the Fund and do not include ratios of acquired fund fees and expenses, which are expenses incurred indirectly by the Fund as a result of its investment in other mutual funds.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The after-tax returns are shown only for Class A shares; after-tax returns for Class I shares will vary.